UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12B-25

NOTIFICATION OF LATE FILING

Commission File Number: 000-33127

(Check One):	[ ] Form 10-K	[ ] Form 20-F	[ ] Form 11-K
	[X] Form 10-Q	[ ] Form N-SAR	[ ] Form N-CSR

For Period Ended: December 31, 2005

[   ]    Transition Report on Form 10-K and Form 10-KSB
[   ]    Transition Report on Form 20-F
[   ]    Transition Report on Form 11-K
[   ]    Transition Report on Form N-SAR
[   ]    Transition Report on Form 10-Q and Form 10-QSB
For the Transition Period Ended: ______________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I. REGISTRANT INFORMATION

Full name of registrant:	NetWorth Technologies, Inc.

Former name if applicable:	Colmena Corp.

Address of principal executive office:	10 SW 11th Avenue
Boca Raton, FL 33486

PART II. RULE 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or  portion thereof, will be filed on or  before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III. NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, 10-QSB, N-SAR, N-CSR, or the transition report or portion  hereof, could not be filed within the prescribed time period.

The Registrant cannot file its annual Report on Form 10-KSB for the year ended December 31, 2005 within the prescribed time period  because of delays in completing the preparation of its financial statements and management's discussion and analysis.

PART IV. OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Anthony Joffe

(Name)

(561)392-6010

(Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X] Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

NetWorth Technologies until August 2004 had nominal operations and then attempted to sell IT management and IT auditing services. It entered into an Agreement and Plan of Merger with Solution Technology International, Inc. (“STI”) dated May 19, 2005 pursuant to which STI became a wholly owned subsidiary of NetWorth Technologies through a reverse triangular merger. STI is a software company with a different product than NetWorth Technologies and expects to present a significantly different earnings statement than NetWorth Technologies had in the prior corresponding period.

NetWorth Technologies,Inc.

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date March 23, 2006	By:	/s/ Anthony Joffe
Anthony Joffe
Chief Executive Officer